Operating Segment And Geographic Information (Schedule Of Net Sales To Unaffiliated Customers) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 141,048	¥ 99,634	¥ 53,225
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	16,095	22,398	11,976
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	29,742	9,278	4,930
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	7,015	2,252	2,137
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 88,196	¥ 65,706	¥ 34,182